Maxim SecureFoundationSM Balanced ETF Portfolio

Class A Ticker: SFBPX

(the “Portfolio”)

Summary Prospectus

October 14, 2011

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information and most recent reports to shareholders, online at www.securefoundationsmartfuture.com. You can also get this information at no cost by calling 1-877-925-0501 or by sending an email request to email@maximfunds.com. The current Prospectus and Statement of Additional Information, both dated October 14, 2011, are incorporated by reference as a matter of law into this Summary Prospectus, which means they are legally part of this Summary Prospectus.

Investment Objective

The Portfolio seeks long-term capital appreciation and income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. This table does not describe the fee for the Guarantee (the “Guarantee Benefit Fee”), which is described in a separate prospectus describing the Guarantee. If reflected, the expenses shown would be higher. You may qualify for a sales charge waiver. Information about the waiver is available from your financial professional and in the “Class A Shares Purchase Programs” section on page 21 of the Prospectus.

Since the Portfolio pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of the expenses of the Portfolio and indirectly, your proportionate share of the expenses (including operating costs and management fees) of the other funds in which it invests.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class S
Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None
Deferred Sales Charge (Load)	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class S
Management Fees	0.16%	0.16%
Distribution (12b-1) Fees	0.25%	0.25%
Total Other Expenses	0.12%	0.22%

Administrative Services Fee	0.05%	0.15%
All Other Expenses[1]	0.07%	0.07%
Acquired Fund Fees and Expenses[2]	0.11%	0.11%
Total Annual Portfolio Operating Expenses[3]	0.64%	0.74%

1 Other Expenses are estimated amounts for the Portfolio’s 2011 fiscal year.

2 The Acquired Fund (Underlying Portfolio) Fees and Expenses are estimated amounts for the Portfolio’s 2011 fiscal year.

3 The Total Annual Portfolio Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Portfolio’s Financial Highlights, which will reflect the operating expenses of the Portfolio and will not include Acquired Fund (Underlying Portfolio) Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not reflect the expenses of the Guarantee Benefit Fee. If reflected, the expenses reflected in the Example would be higher.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Portfolio’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$562	$695
Class S	$76	$237

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance.

Principal Investment Strategies

Under normal conditions, the Portfolio will invest 50-70% of its net assets (plus the amount of any borrowings for investment purposes) in exchange-traded funds (“Underlying ETFs”) that invest primarily in equity securities and 30-50% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying ETFs that invest primarily in fixed income securities.

Maxim Capital Management, LLC (“MCM”) uses asset allocation strategies to allocate assets among asset classes and the Underlying ETFs. The Portfolio currently invests primarily in Underlying ETFs designed to track the performance of a specified securities index (“Index Portfolios”). Each Underlying ETF has its own investment objective and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities, fixed income securities, short-term investments, and derivatives. The following table shows the Portfolio’s target allocation for the various asset classes and the Underlying ETFs in which the Portfolio expects to invest as of the date of this Prospectus:

Large Blend	27.0%	International Large Blend	12.0%
Vanguard S&P 500 ETF		Vanguard MSCI EAFE ETF
Mid Blend	11.0%	Diversified Emerging Markets	3.0%
Vanguard S&P Mid-Cap 400 ETF		Vanguard MSCI Emerging Markets ETF
Small Blend	9.0%	Intermediate-Term Bond	38.0%
Vanguard Russell 2000 ETF		Vanguard Total Bond Market ETF

The Portfolio will automatically rebalance its holdings of the Underlying ETFs on a monthly basis to maintain the appropriate asset allocation. MCM reviews asset class allocations, Underlying ETF allocations, and the Underlying ETFs themselves on a quarterly basis, or more frequently as deemed necessary. MCM may add or delete asset classes, add or delete Underlying ETFs, or change the target allocations at any time and without shareholder notice or approval.

In addition to investing in Underlying ETFs, the Portfolio may invest a portion of its assets directly in derivatives, such as futures, for cash management purposes and to gain exposure to securities in the underlying index pending investment in Underlying ETFs. The Portfolio also may hold a portion of its assets in U.S. government securities, money market funds, and cash or cash equivalents for cash management purposes.

Principal Investment Risks

The following is a summary of the principal investment risks of investing in the Portfolio:

Fund-of-Funds Structure Risk

•

Since the Portfolio invests directly in the Underlying ETFs, all risks associated with the eligible Underlying ETFs apply to the Portfolio. To the extent the Portfolio invests more of its assets in one Underlying ETF than another, the Portfolio will have greater exposure to the risks of that Underlying ETF.

•	The Underlying ETFs may not meet their own investments objectives.

•

The Underlying ETFs will not necessarily make consistent investment decisions. One Underlying ETF may buy the same security that another Underlying ETF is selling. You would indirectly bear the costs of both trades.

•	Since the Portfolio invests in Underlying ETFs, you will bear your proportionate share of expenses of the Portfolio and indirectly your proportionate share of expenses of the Underlying ETFs.

•	MCM’s evaluations and assumptions regarding the Underlying ETFs may be incorrect in view of actual market conditions.

•

The Portfolio is classified as non-diversified. As a result, the Portfolio’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified portfolio.

•

From time to time, one or more of the Underlying ETFs may experience relatively large purchases or redemptions, which could affect the performance of the Underlying ETFs and, therefore, the performance of the Portfolio.

Exchange-Traded Funds (“ETFs”) Risk – Because ETF shares are traded on an exchange, they are subject to additional risks:

•

ETF shares can be bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly. Thus, the Portfolio may pay more or less than NAV when it buys ETF shares on the secondary market, and the Portfolios may receive more or less than NAV when it sells those shares.

•	Although ETF shares are listed for trading, it is possible that an active trading market may not develop or be maintained.

•	Trading of ETF shares may be halted by the activation of individual or marketwide “circuit breakers” (which halt trading for a specified period of time when the price of a particular security or overall market process decline by a specified percentage). Trading of ETF shares may also be halted if (1) the shares are delisted from an exchange without first being listed on another exchange or (2) exchange officials deems such action is appropriate in the interest of a fair and orderly market or to protect investors.

The following are risks associated with Portfolio and Underlying ETF investments that may indirectly result in a loss of your investment in the Portfolio. There can be no assurance that an Underlying ETF will achieve its investment objective.

Equity Securities Risk – The value of the stocks and other securities owned by the Underlying ETFs will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk – The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Foreign Securities Risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Developing and Emerging Markets Risk – Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Geographic Concentration Risk – Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying ETF invests will have a significant impact on the performance of the Underlying ETF.

Currency Exchange Rate Risk – Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause an Underlying ETF to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Fixed Income Securities Risk – Investments in fixed income securities will be subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Portfolio’s income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Tracking a Benchmark Index Risk – Index Portfolios are mutual funds or ETFs designed to track the performance of a specified securities benchmark index. The benchmark index may perform unfavorably and/or underperform the market as a whole. In addition, an Index Portfolio may not be able to precisely track the performance of its benchmark index.

Liquidity Risk – Underlying ETFs may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. Liquidity risk may also refer to the risk that an Underlying ETF will not be able to pay redemption proceeds within the normal time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying ETF may be required to sell liquid securities at an unfavorable time.

Derivatives Risk – Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Portfolio or an Underlying ETF may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio or the Underlying ETF’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Conflict of Interest Risk – MCM may be subject to conflicts of interest because its affiliate, Great-West Life & Annuity Insurance Company (“GWL&A”), is the issuer of the Guarantee available with the Portfolio.

Management Risk – A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Portfolio or Underlying ETFs is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.

Risks Associated with the Guarantee – The Guarantee provides guaranteed income for the life of a designated person(s) provided all conditions are met. Investors who purchase shares of the Portfolio will be subject to certain risks associated with the Guarantee including, without limitation, the possibility that no benefits may be payable under the Guarantee depending on your pattern of share redemptions, your lifespan, the Portfolio’s investment performance, and other variables; the Guarantee may be terminated under certain circumstances; GWL&A may increase the Guarantee Benefit Fee; if GWL&A determines that the Portfolio is ineligible, you would be required to transfer to another eligible fund and you may be subject to higher fees and charges; and there may be tax consequences associated with the Guarantee. Any payments under the Guarantee depend on GWL&A’s long-term ability to make such payments. The Guarantee does not guarantee the investment performance of the Portfolio.

Performance

No portfolio performance data is provided because the Portfolio is new. The information will appear in a future version of this Prospectus after the Portfolio has annual returns for one complete calendar year.

Investment Adviser

GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM)

Portfolio Manager

S. Mark Corbett, CFA, Chairman and President, MCM.

Purchase and Sale of Portfolio Shares

Portfolio shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts (“IRAs”), or other financial intermediaries who have entered into agreements with the Portfolio’s distributor to make the shares available (each, a “financial intermediary”).

You can purchase or redeem shares by contacting your financial intermediary. The financial intermediary is responsible for forwarding all necessary documentation to the Portfolio’s distributor. In certain circumstances, such as if you terminate your relationship with your financial intermediary, you may contact the Portfolio at 1-877-925-0501 for information about your account.

You may purchase or redeem shares of the Portfolio on any business day that Maxim Series Fund, Inc. is open. Your financial intermediary may have different requirements or fees for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the New York Stock Exchange (“NYSE”) or the Fund is open. Redemption proceeds normally will be sent within three (3) business days after your payment request is received in good order, but in any event within seven (7) days, except that your proceeds may be delayed for up to ten (10) days if your share purchase was made by check. Purchases, redemptions, and exchanges also may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the U.S. Securities and Exchange Commission (“SEC”).

The minimum initial investment in the Portfolio is $10,000. The minimum additional investment is $500. The Portfolio reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.